Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2023
Derivatives and hedge accounting
Derivatives and hedge accounting

Note 14. Derivatives and hedge accounting

Derivatives by categories

	December 31, 2023			December 31, 2022
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts[1]	Fair value	Fair value	amounts[1]
Interest rate-related contracts	3,918	1,720	483,545	2,396	2,119	423,124
of which in fair value hedges	-980	486	258,157	560	8,282	247,039
of which in cash flow hedges	-60	—	5,000	—	123	5,000
Currency-related contracts	2,509	9,789	158,019	7,897	8,056	189,323
of which in fair value hedges	1,786	2,682	36,236	1,026	3,829	29,479
Equity-related contracts	5	1,002	3,722	11	2,901	12,022
Contracts related to commodities, credit risk, etc.	—	126	5,533	—	111	3,330
Total derivatives[2]	6,432	12,637	650,819	10,304	13,187	627,799
1	Nominal amounts before set-off.
2	All derivatives are used for economic hedging purposes.

Maturity analysis of the nominal amounts of hedging instruments

	December 31, 2023
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	58,119	168,837	25,436	252,392
Hedge of fixed rate liabilities	—	2,301	3,464	5,765
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	152	13,371	5,777	19,300
Hedge of fixed rate liabilities	2,583	12,908	1,445	16,936

	December 31, 2022
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	1	111	921	1,033
Hedge of fixed rate liabilities	88,652	136,730	20,624	246,006
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	3,824	4,442	558	8,824
Hedge of fixed rate liabilities	5,160	12,908	2,587	20,655

The carrying amount of hedged items in fair value hedge relationships, and the accumulated amount of fair value hedge adjustments included in these carrying amounts

	December 31, 2023		December 31, 2022
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	12,852	-648	12,757	-1,089
Loans to credit institutions	1,002	-15	988	-45
Loans to the public	12,612	-127	14,371	-514
Total	26,466	-790	28,116	-1,648

	December 31, 2023		December 31, 2022
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	256,561	-1,622	235,370	-9,312
Total	256,561	-1,622	235,370	-9,312

For disclosure on hedge ineffectiveness of fair value hedges see Note 4 Net results of financial transactions.

Cash flow hedge effectiveness

Skr mn	2023	2022
Changes in fair value of hedging instruments	63	-122
Changes in value of hedged items uses as a basis for recognizing hedge ineffectiveness	-60	126
Hedge ineffectiveness recognized in profit or loss[1]	—	—
Hedging gain or losses recognized in other comprehensive income	63	-122

1 Recognized in the line item “Net result of financial transactions”.

Cash flow hedge reserve

Skr mn	2023	2022
Opening balance January 1	-97	—
Valuation gains and losses	122	-137
Tax on valuation gains and losses	-25	28
Transferred to the income statement	-59	15
Tax on transfers to the income statement	12	-3
Other comprehensive income, net of tax	50	-97
Total comprehensive income	50	-97
Closing balance December 31	-47	-97
of which relates to continuing hedges for which hedge accounting is applied	-47	-97
of which relates to hedging relationships for which hedge accounting is no longer applied	—	—

It is SEK’s risk management strategy and objective to identify its material foreign currency and interest rate exposures and to manage those exposures with appropriate derivative instruments or non-derivative alternatives. SEK has the intention to, as much as possible, achieve fair value hedge accounting for transactions entered into for economic hedging purposes.

SEK primarily sets interest rate terms based on the various needs and preferences of customers and counterparties. Consequently, assets and liabilities can to some extent have different fixed interest periods, which leads to interest rate risk. Using different derivatives, the original interest rate risk in assets and liabilities are normally transformed from fixed to floating interest terms in currencies with well-functioning markets. EUR, USD and Skr are preferably used. It is SEK’s objective to mitigate the risk of changes in fair value of the underlying hedged item due to changes in benchmark interest rates, i.e., to convert a fixed interest rate in a financial asset or liability into a floating rate. For that SEK uses interest rate swaps, or a proportion of interest rate swaps, swapping fixed to floating interest rates.

SEK’s granting of credits and a large portion of its borrowing can take place in the currency of the borrower’s and investor’s choice. It is therefore seldom that borrowing and lending are made in the same currency and therefore directly balance each other. Differences in exposures to individual currencies that exist between different transactions are fully matched with the aid of various derivatives, primarily currency swaps. It is SEK’s objective to mitigate the risk of changes in fair value due to changes in FX and interest rates. For example, converting a fixed interest rate in a financial asset or liability into a variable rate financial asset or liability denominated in SEK’s functional currency Skr. For that, SEK uses cross currency interest rate swap or a proportion of these swaps, swapping fixed to floating interest rates in Skr.

For more disclosures regarding SEK’s hedge accounting, see Note 30 Risk and capital management, Consolidated Statement of Changes in Equity, Note 1 Significant accounting policies, and Note 4 Net results of financial transactions.

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange-rate, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-rate-related contracts. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.

SEK uses derivatives to hedge risk exposure inherent in financial assets and liabilities. Derivatives are measured at fair value by using market quoted rates where available. If market quotes are not available, valuation models are used. SEK uses models to adjust the net exposure fair value for changes in counter-parties’ credit quality. The models used include both directly observable and non-observable market parameters.

The majority of SEK’s derivative contracts are what are known as OTC derivatives, i.e., derivative contracts that are not transacted on an exchange. SEK’s derivative transactions that are not transacted on an exchange are entered into under ISDA Master Netting Agreements. In general, under such agreements the amounts owed by each counterparty in respect of all transactions outstanding in the same currency under the agreement are aggregated into a single net amount payable by one party to the other. In certain circumstances, for example when a credit event such as a default occurs and all outstanding transactions under the agreement are terminated, the termination value is assessed and only a single net amount is due or payable in settlement of all transactions. SEK endeavors to only enter into derivatives transactions with counterparties in jurisdictions where such netting is enforceable when such events occur.

The above ISDA arrangements do not meet the criteria for offsetting in the Statement of Financial Position. This is because such agreements create a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of SEK or the counterparties. In addition, SEK and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

The ISDA Master Netting Agreements are complemented by supplementary agreements providing for the collateralization of counterparty exposure. SEK receives and accepts collateral in the form of cash. Such collateral is subject to the standard industry terms of an ISDA Credit Support Annex (CSA).

The disclosures set out in the tables below include financial assets and financial liabilities that are subject to an enforceable master netting arrangement or similar agreement that cover similar financial instruments. SEK’s derivative transactions are subject to enforceable master netting agreements or similar agreements. Derivative assets and derivative liabilities in relation to central clearing counterparties are offset in the Statement of Financial Position.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2023	Dec 31, 2022
Gross amounts of recognized financial assets	10,705	19,557
Amounts offset in the Statement of Financial Position	-4,273	-9,253
Net amounts of financial assets presented in the Statement of Financial Position	6,432	10,304
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,049	-3,749
Cash collateral received	-3,573	-6,539
Net amount	810	16

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2023	Dec 31, 2022
Gross amounts of recognized financial liabilities	16,910	22,440
Amounts offset in the Statement of Financial Position	-4,273	-9,253
Net amounts of financial liabilities presented in the Statement of Financial Position	12,637	13,187
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,049	-3,749
Cash collateral paid	-10,353	-9,186
Net amount	235	252